SCHEDULE OF DISAGGREGATION OF REVENUE BY SERVICE TYPE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 217,992	$ 218,423	$ 665,345	$ 620,971
Production Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	138,060	148,292	427,497	420,516
Drilling and Evaluation Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 79,932	$ 70,131	$ 237,848	$ 200,455